EATON VANCE MUNICIPALS TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the “Registrant”) (1933 Act File No. 33-572) certifies (a) that the forms of prospectus and statement of additional information dated January 1, 2006 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 103 (“Amendment No. 103”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 103 was filed electronically with the Commission (Accession No. 0000940394-05-001434) on December 27, 2005.

Eaton Vance Alabama Municipals Fund
                        Eaton Vance Arkansas Municipals Fund
                         Eaton Vance Georgia Municipals Fund
                        Eaton Vance Kentucky Municipals Fund
                        Eaton Vance Louisiana Municipals Fund
                        Eaton Vance Maryland Municipals Fund
                         Eaton Vance Missouri Municipals Fund
                    Eaton Vance North Carolina Municipals Fund
                          Eaton Vance Oregon Municipals Fund
                    Eaton Vance South Carolina Municipals Fund
                        Eaton Vance Tennessee Municipals Fund
                          Eaton Vance Virginia Municipals Fund

EATON VANCE MUNICIPALS TRUST

By:	/s/ Alan R. Dynner

Alan R. Dynner
Secretary

Dated: January 3, 2006

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